Liabilities and off-balance sheet commitments by maturity - Schedule of maturity of financial and non-financial liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Non Financial Liabilities By Maturity Schedule [table]
Deposits from banks	€ 85,092	€ 78,098	€ 34,826
Customer deposits	617,400	609,517
Financial liabilities at fair value through profit or loss
- Other trading liabilities	8,588	6,972
- Trading derivatives	18,525	25,737
- Non-trading derivatives	2,120	1,629
- Designated as at fair value through profit or loss	41,808	48,444
Debt securities in issue	91,784	82,065
Subordinated loans	16,715	15,805
Lease liabilities	1,220	1,339
Financial liabilities	883,252	869,605
Other liabilities	13,196	11,646
Total liabilities	896,448	881,250
Coupon interest due on financial liabilities	7,338	9,147
Contingent liabilities	43,319	37,499
Guarantees issued by ING Groep N.V.	316	292
Irrevocable facilities	144,167	124,991
Contingent Liabilities And Commitments	187,802	162,782
Contingent liability for guarantees [member]
Financial liabilities at fair value through profit or loss
Contingent liabilities	26,461	23,386
Contingent Liability For Irrevocable Letters Of Credit [Member]
Financial liabilities at fair value through profit or loss
Contingent liabilities	16,851	14,016
Other contingent liabilities [member]
Financial liabilities at fair value through profit or loss
Contingent liabilities	8	97
Less than 1 month [member]
Disclosure Of Non Financial Liabilities By Maturity Schedule [table]
Deposits from banks	10,477	11,080
Customer deposits	596,625	587,137
Financial liabilities at fair value through profit or loss
- Other trading liabilities	6,965	4,940
- Trading derivatives	1,689	2,179
- Non-trading derivatives	546	283
- Designated as at fair value through profit or loss	24,862	32,540
Debt securities in issue	2,766	5,144
Lease liabilities	18	17
Financial liabilities	643,949	643,321
Other liabilities	8,810	6,830
Total liabilities	652,759	650,150
Coupon interest due on financial liabilities	193	229
Guarantees issued by ING Groep N.V.	316	292
Irrevocable facilities	143,891	124,739
Contingent Liabilities And Commitments	186,969	161,934
Less than 1 month [member] | Contingent liability for guarantees [member]
Financial liabilities at fair value through profit or loss
Contingent liabilities	25,911	22,836
Less than 1 month [member] | Contingent Liability For Irrevocable Letters Of Credit [Member]
Financial liabilities at fair value through profit or loss
Contingent liabilities	16,851	14,016
Less than 1 month [member] | Other contingent liabilities [member]
Financial liabilities at fair value through profit or loss
Contingent liabilities	1	50
1 to 3 months [member]
Disclosure Of Non Financial Liabilities By Maturity Schedule [table]
Deposits from banks	1,062	537
Customer deposits	11,226	9,662
Financial liabilities at fair value through profit or loss
- Other trading liabilities	397	1,197
- Trading derivatives	1,608	2,297
- Non-trading derivatives	245	178
- Designated as at fair value through profit or loss	10,224	8,506
Debt securities in issue	19,470	8,428
Lease liabilities	40	42
Financial liabilities	44,272	30,848
Other liabilities	487	568
Total liabilities	44,758	31,416
Coupon interest due on financial liabilities	406	490
Irrevocable facilities	1
Contingent Liabilities And Commitments	1
3-12 months [member]
Disclosure Of Non Financial Liabilities By Maturity Schedule [table]
Deposits from banks	1,387	772
Customer deposits	6,060	8,208
Financial liabilities at fair value through profit or loss
- Other trading liabilities	322	204
- Trading derivatives	3,674	4,250
- Non-trading derivatives	422	204
- Designated as at fair value through profit or loss	771	1,330
Debt securities in issue	15,712	13,441
Lease liabilities	159	166
Financial liabilities	28,506	28,576
Other liabilities	2,665	2,681
Total liabilities	31,172	31,257
Coupon interest due on financial liabilities	1,000	1,155
Irrevocable facilities	13	37
Contingent Liabilities And Commitments	15	37
3-12 months [member] | Other contingent liabilities [member]
Financial liabilities at fair value through profit or loss
Contingent liabilities	2
1-5 years [member]
Disclosure Of Non Financial Liabilities By Maturity Schedule [table]
Deposits from banks	71,413	64,147
Customer deposits	1,571	2,169
Financial liabilities at fair value through profit or loss
- Other trading liabilities	462	268
- Trading derivatives	8,295	9,589
- Non-trading derivatives	900	468
- Designated as at fair value through profit or loss	1,851	2,181
Debt securities in issue	23,052	25,752
Subordinated loans	716	661
Lease liabilities	571	611
Financial liabilities	108,831	105,846
Other liabilities	300	765
Total liabilities	109,132	106,611
Coupon interest due on financial liabilities	2,579	3,732
Irrevocable facilities	184	141
Contingent Liabilities And Commitments	189	188
1-5 years [member] | Other contingent liabilities [member]
Financial liabilities at fair value through profit or loss
Contingent liabilities	5	47
More than 5 years [member]
Disclosure Of Non Financial Liabilities By Maturity Schedule [table]
Deposits from banks	1,719	1,722
Customer deposits	1,937	2,207
Financial liabilities at fair value through profit or loss
- Other trading liabilities	438	323
- Trading derivatives	5,731	7,794
- Non-trading derivatives	571	454
- Designated as at fair value through profit or loss	3,721	3,247
Debt securities in issue	28,934	25,430
Subordinated loans	8,948	8,815
Lease liabilities	454	520
Financial liabilities	52,453	50,512
Other liabilities	934	802
Total liabilities	53,386	51,315
Coupon interest due on financial liabilities	2,773	3,249
Irrevocable facilities	78	74
Contingent Liabilities And Commitments	628	624
More than 5 years [member] | Contingent liability for guarantees [member]
Financial liabilities at fair value through profit or loss
Contingent liabilities	550	550
Maturity not applicable [member]
Financial liabilities at fair value through profit or loss
- Designated as at fair value through profit or loss	20	11
Subordinated loans	6,822	5,670
Financial liabilities	6,843	5,680
Total liabilities	6,843	5,680
Coupon interest due on financial liabilities	387	292
Adjustment [member]
Disclosure Of Non Financial Liabilities By Maturity Schedule [table]
Deposits from banks	(967)	(161)
Customer deposits	(19)	134
Financial liabilities at fair value through profit or loss
- Other trading liabilities	4	39
- Trading derivatives	(2,472)	(373)
- Non-trading derivatives	(564)	41
- Designated as at fair value through profit or loss	358	631
Debt securities in issue	1,851	3,868
Subordinated loans	229	659
Lease liabilities	(23)	(18)
Financial liabilities	(1,602)	4,821
Total liabilities	€ (1,602)	€ 4,821